SHARE-BASED COMPENSATION - Disclosure of share options and average life (Details) shares in Thousands, Share in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 Share	Dec. 31, 2021 shares	Dec. 31, 2020 Share	Dec. 31, 2019 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option		8,270	8,270	8,969	10,756
Exercise price, Average life (years)	2 years 1 month 24 days
$0.38 to $0.75 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			1,727
Exercise price, Average life (years)	2 years 4 months 28 days
$0.38 to $0.75 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.38
$0.38 to $0.75 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.75
$0.76 to $1.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			2,248
Exercise price, Average life (years)	2 years
$0.76 to $1.00 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.76
$0.76 to $1.00 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.00
$1.01 to $1.42 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			811
Exercise price, Average life (years)	2 years 3 months
$1.01 to $1.42 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.01
$1.01 to $1.42 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.42
$1.43 to $1.86 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			2,215
Exercise price, Average life (years)	4 years 1 month 2 days
$1.43 to $1.86 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.43
$1.43 to $1.86 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.86
$1.87 to $2.86 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares			1,269
Exercise price, Average life (years)	1 year 14 days
$1.87 to $2.86 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.87
$1.87 to $2.86 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.86